UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  7/31

Date of reporting period:  10/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2014 (Unaudited)

Deutsche Large Cap Focus Growth Fund
	Shares	Value ($)
Common Stocks 99.0%
Consumer Discretionary 19.1%
Hotels, Restaurants & Leisure 3.3%
Las Vegas Sands Corp.	53,471	3,329,104
Starwood Hotels & Resorts Worldwide, Inc.	50,406	3,864,124

		7,193,228
Media 2.6%
Twenty-First Century Fox, Inc. "A"	163,266	5,629,412
Specialty Retail 6.2%
Home Depot, Inc.	81,723	7,969,627
L Brands, Inc.	77,102	5,560,596

		13,530,223
Textiles, Apparel & Luxury Goods 7.0%
NIKE, Inc. "B"	102,325	9,513,155
VF Corp.	85,073	5,757,741

		15,270,896
Consumer Staples 10.7%
Food & Staples Retailing 3.5%
Costco Wholesale Corp.	36,644	4,887,210
Whole Foods Market, Inc.	71,413	2,808,674

		7,695,884
Food Products 5.6%
Mead Johnson Nutrition Co.	41,087	4,080,350
Mondelez International, Inc. "A"	97,264	3,429,529
The WhiteWave Foods Co.*	126,578	4,712,499

		12,222,378
Personal Products 1.6%
Estee Lauder Companies, Inc. "A"	46,597	3,503,162
Energy 4.0%
Energy Equipment & Services 2.4%
Halliburton Co.	93,863	5,175,606
Oil, Gas & Consumable Fuels 1.6%
Pioneer Natural Resources Co.	18,772	3,549,034
Financials 5.6%
Capital Markets 2.6%
Affiliated Managers Group, Inc.*	28,952	5,784,320
Consumer Finance 3.0%
Discover Financial Services	101,613	6,480,877
Health Care 16.2%
Biotechnology 7.7%
Celgene Corp.* (a)	83,408	8,932,163
Medivation, Inc.*	43,347	4,581,778
NPS Pharmaceuticals, Inc.*	119,722	3,280,383

		16,794,324
Health Care Equipment & Supplies 0.7%
CareFusion Corp.*	27,305	1,566,488
Health Care Providers & Services 3.8%
Express Scripts Holding Co.*	85,267	6,550,211
Omnicare, Inc.	24,981	1,663,485

		8,213,696
Life Sciences Tools & Services 2.4%
Thermo Fisher Scientific, Inc.	44,683	5,253,380
Pharmaceuticals 1.6%
Allergan, Inc.	18,318	3,481,519
Industrials 11.5%
Electrical Equipment 2.4%
AMETEK, Inc.	101,388	5,287,384
Industrial Conglomerates 2.2%
Roper Industries, Inc.	30,419	4,815,328
Machinery 4.5%
Dover Corp.	42,811	3,400,906
Parker-Hannifin Corp.	51,131	6,495,171

		9,896,077
Road & Rail 2.4%
Norfolk Southern Corp.	47,006	5,200,744
Information Technology 26.8%
Communications Equipment 2.6%
Palo Alto Networks, Inc.*	53,273	5,630,956
Internet Software & Services 9.7%
Alibaba Group Holding Ltd. (ADR)*	37,104	3,658,454
Google, Inc. "A"*	15,482	8,791,763
Google, Inc. "C"*	15,693	8,773,643

		21,223,860
IT Services 5.1%
Visa, Inc. "A" (a)	45,953	11,094,433
Semiconductors & Semiconductor Equipment 1.6%
NXP Semiconductor NV*	51,419	3,530,428
Software 5.8%
Oracle Corp.	192,585	7,520,444
VMware, Inc. "A"* (a)	61,652	5,152,258

		12,672,702
Technology Hardware, Storage & Peripherals 2.0%
Western Digital Corp.	43,859	4,314,410
Materials 4.5%
Chemicals
Dow Chemical Co.	80,419	3,972,699
Ecolab, Inc.	52,493	5,838,796

		9,811,495
Utilities 0.6%
Water Utilities
American Water Works Co., Inc.	23,111	1,233,434

Total Common Stocks (Cost $165,767,000)		216,055,678
Securities Lending Collateral 11.6%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $25,285,789)	25,285,789	25,285,789
Cash Equivalents 1.0%
Central Cash Management Fund, 0.07% (b) (Cost $2,279,860)	2,279,860	2,279,860

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $193,332,649) †	111.6	243,621,327
Other Assets and Liabilities, Net	(11.6)	(25,369,132)

Net Assets	100.0	218,252,195

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $193,640,935.  At October 31, 2014, net unrealized appreciation for all securities based on tax cost was $49,980,392.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $52,990,246 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,009,854.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2014 amounted to $24,992,446, which is 11.5% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$216,055,678	$—	$—	$216,055,678
Short-Term Investments	27,565,649	—	—	27,565,649

Total	$243,621,327	$—	$—	$243,621,327

There have been no transfers between fair value measurement levels during the period ended October 31, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Large Cap Focus Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 23, 2014